REPORTING ENTITY - Spin off BAC Holding - Derecognized assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 17,032,857		$ 36,642,829	$ 34,025,535	$ 30,117,236
Trading assets	11,841,407		10,986,770
Investment securities	33,674,477		44,664,373
Loans, net	179,115,847		220,297,825
Other accounts receivable, net	23,380,573		19,027,205
Non-current assets held for sale	92,830		208,426
Tangible assets	7,235,441		9,100,553	8,973,952
Goodwill	2,248,217		8,486,560	7,713,817
Other intangible assets	2,040,158		1,886,042
Income tax assets	3,633,876		2,607,673
Other assets	608,650		680,476
Total assets	295,591,236		366,903,925
Liabilities
Trading liabilities	1,757,606		1,049,910
Customer deposits	173,341,149		234,470,422
Financial obligations	72,116,775		73,282,326
Provisions	1,227,171		1,150,261	912,850	868,642
Income tax liabilities	5,291,487		4,714,714
Employee benefits	890,019		1,163,076
Other Liabilities	10,141,802		11,545,756
Total liabilities	264,769,577		327,432,278
Equity
Equity attributable to owners of the parent	16,466,970		23,013,653
Non-controlling interests	14,354,689		16,457,994
Total equity	30,821,659		39,471,647	$ 35,439,557	$ 33,348,269
Total liabilities and equity	$ 295,591,236		366,903,925
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Assets
Cash and cash equivalents		$ 17,570,390	$ 18,963,992
Trading assets		158,850
Investment securities		14,286,296
Loans, net		69,778,334
Other accounts receivable, net		915,840
Non-current assets held for sale		63,957
Tangible assets		1,899,743
Goodwill		5,902,410
Other intangible assets		196,106
Income tax assets		227,872
Other assets		186,034
Total assets		111,185,832
Liabilities
Trading liabilities		904
Customer deposits		83,778,961
Financial obligations		10,938,587
Provisions		39,670
Income tax liabilities		481,239
Employee benefits		246,186
Other Liabilities		2,820,225
Total liabilities		98,305,772
Equity
Equity attributable to owners of the parent		12,878,099
Non-controlling interests		1,961
Total equity		12,880,060
Total liabilities and equity		$ 111,185,832